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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 7 of its series, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund for the quarter ended November 30, 2004. These 7 series have an August 31 fiscal year end.

Date of reporting period:	November 30, 2004

Item 1 — Schedule of Investments

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 0.3%
Okaloosa Cnty., FL Arpt. RB, 5.50%, 10/01/2023	$1,000,000	$1,035,290

COMMUNITY DEVELOPMENT DISTRICT 29.4%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	108,000	109,165
6.30%, 05/01/2019	420,000	429,139
7.60%, 05/01/2018	620,000	637,397
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	409,000	410,566
Bobcat Trail, FL CDD RB:
Ser. A:
6.60%, 05/01/2021	1,175,000	1,211,401
7.50%, 05/01/2019	1,558,000	1,591,528
Ser. B:
6.00%, 05/01/2006	725,000	725,638
6.75%, 05/01/2007	1,330,000	1,333,125
Champions Gate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,005,000	3,010,139
Ser. B, 5.70%, 05/01/2005	1,600,000	1,599,024
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,865,000	4,004,256
Ser. A, 6.25%, 05/01/2034	1,000,000	1,017,550
Ser. B, 5.30%, 11/01/2009	2,800,000	2,842,700
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	2,000,000	2,128,800
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,995,000	3,053,582
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,175,000	1,193,071
Fiddler's Creek CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,739,782
6.375%, 05/01/2035	1,285,000	1,318,114
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	595,000	603,050
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,593,025
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,195,000	3,232,062
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	540,000	539,897
Ser. B, 6.00%, 05/01/2020	2,300,000	2,299,862
Heritage Lake Park Cmnty Dev. RB, 5.10%, 11/01/2009	2,225,000	2,219,638
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	2,655,000	2,689,064
Ser. B, 6.00%, 05/01/2005	370,000	369,993
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	2,405,000	2,410,195
Ser. B, 5.50%, 05/01/2005	440,000	439,666
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,180,040
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,748,425
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,100,000	3,118,383
Journey's End CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,290,000	2,421,950
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,995,000	2,036,755
Lakeside Plantation, FL CDD RB, Ser. B:
6.625%, 05/01/2006	61,565	61,552
6.95%, 05/01/2031	1,676,463	1,674,317
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	890,000	896,390
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,960,000	3,080,650
Ser. A, 7.65%, 05/01/2032	1,965,000	2,141,496
Ser. B, 6.75%, 05/01/2007	140,000	140,762
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,845,000	3,014,534
Midtown Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj., Ser. A, 6.25%, 05/01/2037	4,000,000	4,121,960
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,687,000	1,755,762
[1]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Northwood, FL CDD RB, 7.60%, 05/01/2017	$1,195,000	$1,206,364
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	1,000,000	1,007,440
5.80%, 05/01/2026	5,000,000	5,006,600
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	490,000	517,195
Ser. A, 6.125%, 05/01/2035	1,000,000	1,000,320
Ser. B, 5.125%, 05/01/2009	1,000,000	1,004,350
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,880,000	5,147,034
Remington, FL CDD RB, 6.95%, 05/01/2009	1,375,000	1,319,890
Stoneybrook, FL CDD, Golf Course RB, 7.00%, 10/01/2022	8,175,000	7,786,933
Tree Island Estates CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,020,000	1,978,469
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,295,000	1,331,623
7.50%, 05/01/2017	1,397,500	1,411,098
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,105,000	3,195,542
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,034,360
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,010,290

		112,101,913

CONTINUING CARE RETIREMENT COMMUNITY 17.9%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,121,290
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A,
7.00%, 07/01/2029	3,360,000	3,256,478
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C,
7.25%, 11/15/2029	5,000,000	5,313,150
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	790,000	794,029
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,464,628
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	3,115,000	3,132,942
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,328,296
6.375%, 10/01/2025	6,575,000	6,521,874
Ser. B, 5.875%, 10/01/2027	1,155,000	1,155,762
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,130,348
5.75%, 11/15/2011	1,015,000	1,082,903
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	430,000	434,614
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	414,055
8.75%, 07/01/2026	370,000	380,009
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,008
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	921,610
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,390
5.30%, 10/01/2007	990,000	991,257
5.50%, 10/01/2015	6,500,000	6,500,975
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%, 10/01/2008	825,000	693,429
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,000,000	1,002,000
[2]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
St. John's Cnty., FL IDA RB:
Glenmoor St. John's Proj., Ser. A:
8.00%, 01/01/2020	$5,000,000	$5,215,700
8.00%, 01/01/2023	4,500,000	4,694,130
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	5,000,000	5,167,800
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	2,510,000	2,560,752
Ser. B, 5.125%, 02/15/2017	2,000,000	2,002,420
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,235,260

		68,234,109

EDUCATION 3.1%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%, 04/01/2024	1,000,000	1,031,590
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,418,270
Clearwater Christian College, 8.00%, 02/01/2011	2,315,000	2,462,280
Eckerd College, 7.75%, 07/01/2014	550,000	550,825
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A:
5.75%, 10/15/2029	3,180,000	3,175,580
6.125%, 10/15/2016	1,025,000	1,069,454

		11,707,999

HOSPITAL 17.6%
Coffee Cnty., Georgia Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	5,000,000	5,075,700
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,365,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	5,000,000	5,349,950
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	2,011,360
Ser. B, 5.25%, 10/01/2028	5,000,000	5,000,350
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,835,000	3,657,094
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,024,810
Ser. C, 5.125%, 11/15/2024	2,050,000	2,066,954
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,670,660
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,055,964
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Bank plc)	1,500,000	1,651,800
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,621,229
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B, 5.50%, 07/01/2028	5,870,000	6,415,440
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group:
5.25%, 11/15/2033	4,900,000	4,964,582
5.75%, 11/15/2033	3,000,000	3,161,490
St. John's Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,132,718
7.10%, 10/01/2026	2,500,000	2,500,825
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,840,125
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A, 5.75%, 07/01/2019	1,500,000	1,575,720
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,107,070

		67,248,841

[3]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 12.0%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 01/01/2016	$750,000	$797,850
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	579,000	583,487
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,968,456
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	1,915,000	1,969,367
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,041,653
Ser. E, 8.00%, 02/01/2030	1,395,000	1,279,815
Sunset Place Proj., Ser. K-3, 6.50%, 10/01/2029	1,135,000	926,410
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,564,470
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%, 07/01/2040	4,000,000	3,835,840
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A:
5.65%, 09/01/2022	330,000	341,619
5.70%, 09/01/2033	700,000	713,328
6.85%, 03/01/2029	775,000	779,759
7.20%, 03/01/2027	265,000	276,424
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	425,000	447,202
Manatee Cnty., FL HFA SFHRB, 6.875%, 11/01/2026	400,000	405,380
Orange Cnty., FL HFA MHRB:
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,533,586
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	2,900,000	2,303,180
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034 	14,530,000	12,205,200
Orange Cnty., FL HFA RB, Ser. B, 5.40%, 09/01/2032	2,880,000	3,043,613
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by GNMA & FNMA)	460,000	469,605
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	205,000	211,472
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Proj., Ser. A, 5.35%, 09/01/2024	695,000	714,613
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	340,000	354,892

		45,767,221

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj., 6.40%, 09/01/2030	4,200,000	4,359,390
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	2,608,110
6.75%, 07/01/2029	2,410,000	2,160,059
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A,
7.50%, 09/01/2015	3,760,000	3,848,473
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,697,295
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,675,000	1,685,954

		17,359,281

PORT AUTHORITY 0.2%
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	825,000	923,596

PUBLIC FACILITIES 2.1%
Heritage Harbor, FL RB, 7.75%, 05/01/2019	720,000	666,965
Heritage Isles, FL CDD Recreational RB, Ser. A, 7.10%, 10/01/2022	4,000,000	3,465,120
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. E, 5.75%, 08/01/2030	3,500,000	3,746,505

		7,878,590

[4]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 1.4%
Sales Tax Asset Receivable Corp., 5.00%, 10/15/2025, (Insd. by MBIA)	$5,000,000	$5,177,100

SPECIAL TAX 0.5%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,056,990
6.35%, 12/01/2022	500,000	527,245
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	312,438

		1,896,673

TOBACCO REVENUE 1.5%
Tobacco Settlement Fin. Corp. of NY RB, 8.91%, 12/01/2007	5,000,000	5,909,200

TRANSPORTATION 2.1%
Florida State Dept. of Trans. Right of Way, Ser. A, 5.00%, 07/01/2030	5,000,000	5,086,200
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	3,000,000	3,054,060

		8,140,260

UTILITY 0.7%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,440,000	1,504,599
7.375%, 10/01/2019	980,000	1,000,952

		2,505,551

WATER & SEWER 5.7%
Jacksonville Elec. Auth. Wtr. & Swr. Sys. RB, Ser. A, 5.50%, 10/01/2041	8,180,000	8,626,301
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,052,519
Unit Dev. No. 9-A, 7.20%, 08/01/2016	2,500,000	2,740,975
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,035,890
6.00%, 08/01/2029	2,600,000	2,642,120
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,432,368
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,370,993
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,700,000	1,763,886

		21,665,052

Total Municipal Obligations (cost $371,879,975)		377,550,676

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,714,987)	2,714,987	2,714,987

Total Investments (cost $374,594,962) 99.7%		380,265,663
Other Assets and Liabilities 0.3%		1,060,198

Net Assets 100.0%		$381,325,861

[5]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association.
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

Florida	88.7%
Georgia	3.6%
New York	2.9%
Maryland	1.7%
Puerto Rico	1.0%
Nevada	0.8%
Virginia	0.8%
Oklahoma	0.5%

100.0%

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $374,594,962. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,711,343 and $6,040,642, respectively, with a net unrealized appreciation of $5,670,701.

[6]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 3.3%
Broward Cnty., FL Arpt. Sys. RB:
5.00%, 10/01/2024	$3,905,000	$4,020,979
5.00%, 10/01/2025	5,000,000	5,120,700
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	2,095,000	2,301,588
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	2,015,000	2,110,430

		13,553,697

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,943,203

CONTINUING CARE RETIREMENT COMMUNITY 3.4%
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj., 7.00%, 12/01/2019	500,000	510,070
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	5,000,000	4,605,750
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., 5.75%, Ser. A , 11/15/2014	1,535,000	1,602,141
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay So. Proj.:
5.10%, 10/01/2005	930,000	931,627
5.20%, 10/01/2006	975,000	976,404
5.30%, 10/01/2007	1,000,000	1,001,270
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,750,413
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,800,000	1,803,600

		14,181,275

EDUCATION 6.6%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj.:
Ser. A, 5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,378,862
Ser. A, 5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,307,064
Ser. B, 6.25%, 04/01/2013	2,955,000	3,369,143
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	10,000,000	11,161,600
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,869,324
University of Central FL COP, Ser. A, 5.25%, 10/01/2034, (Insd. by FGIC)	3,500,000	3,649,975
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%, 10/15/2016	3,500,000	3,651,795

		27,387,763

ELECTRIC REVENUE 4.5%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,824,992
7.50%, 10/01/2008	3,000,000	3,516,480
7.50%, 10/01/2009	3,000,000	3,603,330
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,755,450

		18,700,252

GENERAL OBLIGATION — LOCAL 1.7%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	4,000,000	4,853,440
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	1,880,000	2,202,326

		7,055,766

GENERAL OBLIGATION — STATE 2.0%
Florida Board of Ed. GO, Pub. Ed. Ser. A, 5.00%, 06/01/2027, (Insd. by FSA)	6,450,000	6,583,902
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	1,500,000	1,568,805

		8,152,707

HOSPITAL 33.0%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A , 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,772,520
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	5,080,425
5.50%, 08/15/2014	3,730,000	4,018,963
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. So. FL, 5.25%, 08/15/2024	5,000,000	5,292,000
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	10,000,000	10,730,000
[1]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	$1,080,000	$1,125,349
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	10,000,000	10,699,900
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,830,018
5.75%, 08/15/2014	2,810,000	3,156,361
5.75%, 08/15/2015	2,090,000	2,347,613
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	5,635,000	6,000,599
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,045,390
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,403,270
Ser. 3, 5.30%, 10/01/2006	5,225,000	5,506,993
Ser. 3, 5.50%, 10/01/2008	5,785,000	6,382,417
Ser. 3, 5.70%, 10/01/2011	2,000,000	2,286,900
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,410,400
Lakeside Alternatives, Inc., 6.50%, 07/01/2013, Ser. 3:	3,000,000	3,046,050
Orlando Regl. Healthcare Sys., Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,933,313
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., 9.50%, 08/01/2013	2,120,000	2,707,855
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	2,000,000	2,202,400
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,490,800
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	10,000,000	10,483,800
Polk Cnty., FL RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	6,135,000	6,214,510
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B , 5.50%, 07/01/2028	10,000,000	10,929,200
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	5,000,000	5,269,150
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children's Hosp., 5.50%, 11/15/2018,
(Insd. by AMBAC)	1,000,000	1,086,450

		136,452,646

HOUSING 7.8%
Boynton Beach, FL MHRB, Clipper Cove Apts., 5.75%, 01/01/2028	4,245,000	4,378,930
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,275,000	1,339,795
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	3,865,000	4,021,648
Florida Hsg. Fin. Corp. RB:
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	2,115,000	2,223,584
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	2,525,000	2,530,505
Sunset Place Homeowner Mtge., Ser. K-1:
5.15%, 10/01/2006	325,000	328,149
5.50%, 10/01/2009	455,000	458,995
Florida Hsg. Fin. Corp. RRB, Ser. E, 6.35%, 05/01/2026	1,265,000	1,300,015
Hialeah, FL Hsg. Auth. RRB, Patterson Pavilion, 5.15%, 05/01/2008	730,000	768,332
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	2,185,000	2,340,113
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 7.20%, 03/01/2027	500,000	521,555
Ser. A-1, 7.20%, 03/01/2033 (Insd. by GNMA & FNMA)	210,000	211,439
Ser. A-4, 7.00%, 09/01/2031 (Insd. by GNMA & FNMA)	595,000	595,054
Manatee Cnty., FL HFA Mtge. RRB, Ser. 1:
7.00%, 11/01/2027	385,000	419,681
7.20%, 05/01/2028	730,000	772,406
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%, 01/01/2024,
(Insd. by FNMA)	985,000	986,320
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	1,460,000	1,494,179
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%, 04/01/2028	3,240,000	3,399,570
[2]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	$1,480,000	$1,486,112
Ser. A-1, 7.20%, 09/01/2029	655,000	660,764
Ser. B-1, 7.25%, 09/01/2029	245,000	265,585
Ser. C-1, 6.30%, 03/01/2029	1,760,000	1,768,078

		32,270,809

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	5,230,000	5,251,914
6.40%, 09/01/2030	1,500,000	1,556,925
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,236,431
St. John's Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,589,352

		22,634,622

MISCELLANEOUS REVENUE 2.7%
Boynton Beach, FL Pub. Svcs. Tax RB, 5.25%, 11/01/2017	1,390,000	1,528,680
Florida Muni. Loan Council RB, Ser. B, 5.25%, 12/01/2019	1,610,000	1,736,900
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,802,509
Ser. E, 5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,251,141
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,836,940

		11,156,170

PORT AUTHORITY 2.3%
Florida Ports Commission RB, 5.50%, 10/01/2012, (Insd. by FGIC)	1,455,000	1,579,082
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj., Ser. A:
5.75%, 06/01/2015, (Insd. by MBIA)	1,010,000	1,123,453
5.75%, 06/01/2016, (Insd. by MBIA)	1,060,000	1,179,981
5.75%, 06/01/2017, (Insd. by MBIA)	1,115,000	1,239,256
5.75%, 06/01/2018, (Insd. by MBIA)	1,175,000	1,304,779
5.75%, 06/01/2019, (Insd. by MBIA)	1,240,000	1,374,416
5.75%, 06/01/2020, (Insd. by MBIA)	1,305,000	1,444,009

		9,244,976

PRE-REFUNDED 1.4%
Florida Hsg. Fin. Corp. RB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,166,840
Port Everglades, FL Impt. RB, 7.125%, 11/01/2016	3,030,000	3,745,201

		5,912,041

PUBLIC FACILITIES 1.3%
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,373,550

SALES TAX 1.1%
Jacksonville, FL Excise Taxes RB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,086,425
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,540,234

		4,626,659

SPECIAL TAX 2.3%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,124,352
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	2,000,000	2,042,840
5.80%, 12/01/2013	3,000,000	3,062,610

		9,229,802

TOBACCO REVENUE 0.7%
Tobacco Settlement Fin. Corp. of NY RB, 8.91%, 12/01/2007	2,500,000	2,954,600

[3]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 4.8%
Florida Mid-Bay Bridge Auth. RB, 6.875%, 10/01/2022	$7,000,000	$9,137,170
Miami Dade Cnty. FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025, (Insd. by FGIC)	5,000,000	5,297,200
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,399,485

		19,833,855

WATER & SEWER 12.5%
Callaway - Bay Cnty., FL Wstwtr., 5.00%, 09/01/2023	1,230,000	1,280,996
Collier Cnty., FL Wtr. & Swr. RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,152,627
Hernando Cnty., FL Wtr. & Swr. RB, 5.00%, 06/01/2029, (Insd. by MBIA)	4,900,000	4,981,536
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,379,616
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-D, 5.50%, 08/01/2015	500,000	515,305
Unit Dev. No. 9-A, 7.20%, 08/01/2016	1,300,000	1,425,307
Unit Dev. No. 9-B:
5.75%, 08/01/2014	945,000	985,219
5.85%, 08/01/2013	770,000	810,964
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,593,800
Reedy Creek, FL Impt. Dist. Util. RB:
5.25%, 10/01/2016	15,180,000	16,761,604
5.25%, 10/01/2017	7,000,000	7,693,420
Riviera Beach, FL Util. Spl. Dist. Wtr. & Swr. RRB, 5.00%, 10/01/2029, (Insd. by FGIC)	3,995,000	4,063,075
Tampa, FL Wtr. & Swr. RRB, Ser. A, 5.00%, 10/01/2026	5,000,000	5,080,650

		51,724,119

Total Municipal Obligations (cost $384,015,640)		402,388,512

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $8,113,011)	8,113,011	8,113,011

Total Investments (cost $392,128,651) 99.3%		410,501,523
Other Assets and Liabilities 0.7%		2,690,676

Net Assets 100.0%		$413,192,199

[4]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

Florida	93.7%
South Carolina	4.3%
Puerto Rico	1.3%
New York	0.7%
Non-state specific	2.6%

100.0%

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $392,128,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,600,378 and $1,227,506, respectively, with a net unrealized appreciation of $18,372,872.

[5]

GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$777,907

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	995,000	1,146,230
Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	1,395,000	1,361,143
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,062,630

		3,570,003

EDUCATION 8.9%
Atlanta, GA Dev. Auth. RB, TUFF Advanced Technology Development Center Proj.,
Ser. A, 5.625%, 07/01/2018	2,640,000	2,818,490
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	537,882
Barnesville Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College,
5.00%, 08/01/2025	2,000,000	2,001,380
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	780,000	798,096
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation Student Athletic Center II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,359,888
5.75%, 11/01/2017	1,950,000	2,211,085
TUFF Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,089,770
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	551,020
5.75%, 11/01/2012	1,000,000	1,125,840
5.75%, 11/01/2017	1,000,000	1,125,400
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	532,360
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,018,890
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, ASU Jaguar Student Hsg. LLC,
Ser. A, 5.375%, 02/01/2025	3,870,000	3,986,913

		19,157,014

ELECTRIC REVENUE 2.8%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,205,380
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	536,764
Georgia Muni. Elec. Auth. Pwr. RRB:
Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,112,610
Sub-Proj. 1, Ser. B, 5.00%, 01/01/2026, (Insd. by AMBAC)	3,000,000	3,220,680

		6,075,434

GENERAL OBLIGATION — LOCAL 8.4%
Carrollton, GA GO, GA Sch. Aid Intercept Program, 3.75%, 07/01/2008	580,000	603,496
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	138,793
Clayton Cnty., GA Dev. Auth. RB, TUFF Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,275,955
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,383,033
Columbia Cnty., GA GO, 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	274,400
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,363,018
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,289,201
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	566,215
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,124,850
6.125%, 03/01/2017	1,000,000	1,154,420
[1]

GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	$1,000,000	$1,155,740
6.75%, 07/01/2016	2,000,000	2,476,500
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	782,962
Henry Cnty., GA Sch. Dist. GO, Ser. A:
5.125%, 08/01/2014	1,000,000	1,088,090
6.45%, 08/01/2011	1,000,000	1,149,870
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	548,060
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,146,220
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	550,609

		18,071,432

GENERAL OBLIGATION - STATE 6.8%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,110,386
Ser. B:
5.75%, 03/01/2010	1,000,000	1,130,810
7.20%, 03/01/2006	1,005,000	1,065,611
Ser. C:
5.00%, 07/01/2009	1,000,000	1,092,240
6.00%, 07/01/2012	1,970,000	2,236,029
6.25%, 08/01/2011	1,140,000	1,338,451
6.50%, 04/01/2006	500,000	527,730
7.25%, 07/01/2005	1,000,000	1,029,840
7.25%, 07/01/2008	1,750,000	2,020,235
Ser. D, 6.80%, 08/01/2005	2,000,000	2,062,120

		14,613,452

HOSPITAL 10.1%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	500,000	530,465
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr., Inc. Proj., Ser. A:
6.75%, 12/01/2016	1,600,000	1,757,824
6.75%, 12/01/2026	1,500,000	1,647,960
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2026	2,400,000	2,337,816
5.25%, 12/01/2022	2,690,000	2,748,346
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	985,714
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast GA Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	516,425
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,616,611
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, Southeast GA Hlth. Sys., Inc. Proj.,
6.00%, 08/01/2016, (Insd. by MBIA)	2,050,000	2,200,921
Horry Cnty., SC Hosp. Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,439,311
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 05/01/2032	1,500,000	1,553,100
Macon Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of GA, Ser. A,
5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,114,500
Medical Ctr. Hosp. Auth. of GA RB, Columbus Regl. Healthcare Sys.,
6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,268,200

		21,717,193

HOUSING 7.1%
Carrollton, GA Payroll Dev. Auth. RB, West GA Student Hsg. Facs., Ser. A, 5.00%,
09/01/2025, (Gtd. by XL Capital Assurance, Inc.)	1,000,000	1,026,330
Clayton Cnty., GA Hsg. Auth. MHRB, Park Walk Apts., Ltd.,
7.125%, 12/01/2025, (Insd. by FHA & FNMA)	500,000	510,070
[2]

GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
DeKalb Cnty., GA Hsg. Auth. MHRB:
Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	$500,000	$510,475
North Hill Apts. Proj., 6.625%, 01/01/2025, (Insd. by FNMA)	1,340,000	1,344,610
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,653,993
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,146,028
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,039,340
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	748,798
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	620,222
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%, 04/01/2026	1,745,000	1,783,565

		15,383,431

INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,046,500
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	1,120,000	1,333,394
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 2.30%, 03/01/2031	5,000,000	4,905,300
Savannah, GA EDA Solid Wst. & Swr. Disposal RB, Georgia Wst. Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,557,255

		8,842,449

LEASE 7.6%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,106,800
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	2,064,531
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,402,657
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,443,643
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,743,975
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,558,416

		16,320,022

MISCELLANEOUS REVENUE 0.3%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd.by MBIA)	500,000	566,305

PRE-REFUNDED 14.4%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,092,420
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,483,378
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,321,720
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,081,740
College Park, GA Business & IDA RB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,123,430
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,649,134
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,388,376
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,446,225
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,608,202
DeKalb Cnty., GA Sch. Dist. GO:
5.60%, 07/01/2008	1,000,000	1,012,810
Ser. A:
6.25%, 07/01/2010	2,000,000	2,317,460
6.25%, 07/01/2011	500,000	586,655
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	550,000	640,976
Fayette Cnty., GA Sch. Dist. ETM GO, GA Sch. Intercept Program:
6.25%, 03/01/2005	1,600,000	1,617,168
6.25%, 03/01/2006	2,200,000	2,309,692
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	1,000,000	1,156,910
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	459,912
[3]

GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Hall Cnty., GA Sch. Dist.:
6.45%, 12/01/2009, (Insd. by AMBAC)	$1,210,000	$1,234,345
6.70%, 12/01/2014, (Insd. by AMBAC)	500,000	510,065
Rockdale Cnty., GA Sch. Dist. RB:
6.20%, 01/01/2006	1,000,000	1,023,590
6.30%, 01/01/2007	1,500,000	1,535,505
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	1,300,000	1,331,408

		30,931,121

PUBLIC FACILITIES 2.8%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj.,
Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,074,410
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	300,000	306,039
Cobb-Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,400,463
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	1,000,000	1,017,020
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,103,660
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,037,140

		5,938,732

RESOURCE RECOVERY 1.0%
Cobb Cnty., GA Dev. Auth. Solid Wst. & Swr. Disposal RB, Georgia Wst. Management Proj.,
Ser. A, 3.10%, 04/01/2033	2,250,000	2,228,918

SPECIAL TAX 0.5%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, Sr. Lien, 5.50%, 10/01/2018	1,000,000	1,037,150

TOBACCO REVENUE 2.9%
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	1,415,000	1,526,389
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,693,606

		6,219,995

TRANSPORTATION 1.6%
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,318,620
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	1,000,000	1,083,130

		3,401,750

WATER & SEWER 17.1%
Athens-Clarke Cnty., GA Unified Govt. Wtr. & Swr. RRB, 4.00%, 01/01/2005	255,000	255,439
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,085,480
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,429,842
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,151,706
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.00%, 05/01/2013	1,760,000	1,904,267
5.625%, 05/01/2020	2,000,000	2,286,060
6.25%, 05/01/2016	2,000,000	2,327,080
Cobb Cnty. & Marietta, GA Wtr. Auth. RB, 5.25%, 11/01/2021	2,135,000	2,319,891
Coweta Cnty., GA Dev. Auth. RB, Newman Wtr. Sewage & Light Commission Proj.,
5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,232,620
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	1,000,000	1,090,410
5.375%, 10/01/2019	1,000,000	1,087,900
5.375%, 10/01/2020	1,000,000	1,089,960
5.625%, 10/01/2017	5,020,000	5,589,067
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,480,421
Gainesville, GA Wtr. & Swr. RRB:
5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,110,560
5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,091,670
[4]

GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	$2,000,000	$2,135,540
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,082,830
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,733,016
Peachtree City, GA Wtr. & Swr. Auth. Swr. Sys. RB, Ser. A, 5.45%, 03/01/2017	300,000	322,656
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	796,710
5.30%, 07/01/2018	1,250,000	1,274,487

		36,877,612

Total Municipal Obligations (cost $199,740,202)		211,729,920

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $751,360)	751,360	751,360

Total Investments (cost $200,491,562) 98.7%		212,481,280
Other Assets and Liabilities 1.3%		2,746,574

Net Assets 100.0%		$215,227,854

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

Georgia	87.5%
South Carolina	5.6%
Virginia	2.5%
Puerto Rico	2.0%
U.S. Virgin Islands	1.5%
Texas	0.5%
Maryland	0.4%

100.0%

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $200,491,562. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,158,288 and $168,570, respectively, with a net unrealized appreciation of $11,989,718.

[5]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.8%
COMMUNITY DEVELOPMENT DISTRICT 5.9%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$459,000	$470,705
6.625%, 07/01/2025	1,000,000	1,037,210
Howard Cnty., MD RB, 4.90%, 07/01/2024	1,000,000	1,018,040
Maryland Cmnty. Dev. Administration RB, 1.67%, 09/01/2035(1)	2,000,000	2,000,000

		4,525,955

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A,
6.90%, 07/01/2019	465,000	453,714
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A,
6.00%, 01/01/2015	350,000	367,637

		821,351

EDUCATION 10.8%
Annapolis, MD EDA RB, St. John's College Facs., 5.50%, 10/01/2018	1,230,000	1,275,879
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,264,459
6.00%, 06/01/2021	1,000,000	1,079,350
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	552,425
5.625%, 07/01/2020	680,000	730,939
5.625%, 07/01/2022	280,000	296,904
Goucher College, 5.375%, 07/01/2025	1,450,000	1,513,394
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	554,730
University of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	1,000,000	1,031,300

		8,299,380

ELECTRIC REVENUE 2.9%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,093,620
Virgin Islands Pub. Fin. Auth. RB, 5.625%, 10/01/2010	1,100,000	1,168,035

		2,261,655

GENERAL OBLIGATION - LOCAL 8.3%
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	539,530
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 08/15/2018	250,000	276,287
5.00%, 08/15/2019	1,000,000	1,105,150
5.25%, 08/15/2011	295,000	301,670
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	1,500,000	1,595,295
Prince George's Cnty., MD GO:
5.125%, 10/01/2012	1,240,000	1,355,655
5.25%, 10/01/2019	1,150,000	1,249,061

		6,422,648

GENERAL OBLIGATION - STATE 1.3%
Maryland GO, State & Local Facs. Loan, 5.70%, 03/15/2010	1,000,000	1,030,710

HOSPITAL 22.1%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	1,001,422
6.00%, 07/01/2017	830,000	903,671
6.00%, 07/01/2020	1,485,000	1,597,117
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,330,800
Doctor's Cmnty. Hosp., Inc. 5.75%, 07/01/2013	1,005,000	1,012,578
Lifebridge Health, 5.25%, 07/01/2020	1,000,000	1,055,440
[1]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB continued
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	$330,000	$344,744
5.50%, 07/01/2022	350,000	367,451
5.75%, 07/01/2020	500,000	537,445
Univ. Hlth. Sys., 1.55%, 07/01/2023(2)	1,000,000	1,000,000
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	1,000,000	1,065,830
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,409,486
6.625%, 07/01/2020	1,000,000	1,120,620
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Frederick Mem. Hosp., 5.25%, 07/01/2013	1,000,000	1,106,890
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	925,000	994,745
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,168,560

		17,016,799

HOUSING 18.4%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	495,000	515,869
Ser. B, 5.125%, 05/15/2017	460,000	486,243
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,137,818
Ser. A:
5.50%, 07/01/2022	1,000,000	1,045,320
5.875%, 07/01/2021	500,000	522,145
Ser. F, 5.90%, 09/01/2019	1,000,000	1,031,940
Ser. H, 5.70%, 09/01/2022	1,750,000	1,793,102
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, 5.00%, 08/01/2008	100,000	101,935
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	1,470,000	1,546,675
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Ser. A:
5.10%, 11/01/2015	250,000	264,992
5.35%, 07/01/2021	500,000	519,350
6.00%, 07/01/2020	180,000	191,189
Aston Woods Apts., 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	1,005,357
Cmnty. Hsg., 6.00%, 07/01/2014	250,000	255,293
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	445,000	472,190
Prince George's Cnty., MD Hsg. Auth. RB, Ser. A, 7.00%, 04/15/2019	3,200,000	3,274,016

		14,163,434

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,036,110
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj., Ser. A,
7.50%, 09/01/2015	1,230,000	1,258,942
Prince George's Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,801,232
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,059,010

		5,155,294

LEASE 6.1%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%, 08/15/2020	311,000	437,362
Maryland Econ. Dev. Corp. RB, 5.25%, 09/15/2014	1,000,000	1,105,670
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011,
(Insd. by AMBAC)	1,800,000	1,841,634
Prince George's Cnty., MD COP, Real Estate Acquisition Program, 5.90%, 09/15/2009,
(Insd. by MBIA)	250,000	255,433
Prince George's Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,084,040

		4,724,139

[2]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	$1,000,000	$1,192,890

SOLID WASTE 1.5%
Northeast, MD Wst. Disp. Auth. RB, Montgomery Cnty., MD Resource Recovery Proj. A,
6.00%, 07/01/2007	50,000	53,242
Northeast, MD Wst. Disp. Auth. RRB, 5.50%, 04/01/2016	1,000,000	1,080,350

		1,133,592

TRANSPORTATION 3.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019, (Insd. by FGIC)	1,000,000	1,089,290
District of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	344,136
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	896,954

		2,330,380

WATER & SEWER 5.2%
Baltimore, MD Wtr. Proj. RRB:
6.00%, 07/01/2015	1,000,000	1,166,680
Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,734,330
Washington, MD Suburban Sanitation Dist. Wtr. Supply RRB, 5.00%, 06/01/2013	1,000,000	1,106,930

		4,007,940

Total Municipal Obligations (cost $70,153,437)		73,086,167

	Shares	Value

SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional Municipal Money Market Fund(2) (cost $2,962,576)	2,962,576	2,962,576

Total Investments (cost $73,116,013) 98.7%		76,048,743
Other Assets and Liabilities 1.3%		1,029,599

Net Assets 100.0%		$77,078,342

(1)

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.

(2)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
[3]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $73,116,013. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,030,413 and $97,683, respectively, with a net unrealized appreciation of $2,932,730.

The following table shows the percent of long-term investments by geographic location as of November 30, 2004:

Maryland	88.5%
Puerto Rico	3.0%
Pennsylvania	3.0%
U.S. Virgin Islands	1.6%
Virginia	1.4%
New Jersey	1.4%
Georgia	0.6%
District of Columbia	0.5%

100.0%

[4]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 90.9%
AIRPORT 1.3%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$3,038,930
Piedmont, NC Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,146,054
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A:
5.25%, 11/01/2014, (Insd. by FGIC)	1,000,000	1,093,150
5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,202,020

		8,480,154

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,070,544

CONTINUING CARE RETIREMENT COMMUNITY 1.9%
North Carolina Med. Care Cmnty. Retirement Facs. RB, Cypress B Proj., 4.00%, 10/01/2026	2,750,000	2,733,170
North Carolina Med. Care Commission Hlth. Care Facs. RB, Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Gtd. by Radian Asset Assurance, Inc.)	1,005,000	1,058,476
5.25%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,110,000	1,174,225
5.25%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	1,165,000	1,228,050
5.50%, 10/01/2020, (Gtd. by Radian Asset Assurance, Inc.)	1,295,000	1,381,661
North Carolina Med. Care Commission Hosp. RB, 5.75%, 07/01/2019	2,000,000	1,897,740
North Carolina Med. Care Commission Retirement Facs. RB, Givens Estates Proj., Ser. A,
6.375%, 07/01/2023	3,000,000	3,028,680

		12,502,002

EDUCATION 6.3%
Catawba Cnty., NC COP, Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,916,334
5.25%, 06/01/2024, (Insd. by MBIA)	1,800,000	1,913,472
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,315,000	1,411,613
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	8,700,000	9,710,592
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,736,667
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A, 5.25%,
06/01/2017, (Insd. by AMBAC)	1,005,000	1,084,275
North Carolina Student Edl. Assistance Auth. RB:
Ser. A:
6.05%, 07/01/2010	1,000,000	1,031,360
6.30%, 07/01/2015	2,000,000	2,059,940
Ser. C, 6.35%, 07/01/2016	2,375,000	2,485,675
University of NC at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,790,000	4,156,228
5.375%, 12/01/2016	3,995,000	4,381,037
University of NC Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	1,300,000	1,410,695
5.75%, 10/01/2013, (Insd. by AMBAC)	1,255,000	1,424,889
5.75%, 10/01/2014, (Insd. by AMBAC)	1,330,000	1,510,042
5.75%, 10/01/2015, (Insd. by AMBAC)	1,125,000	1,272,544
Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,269,772
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,198,373
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,252,782

		41,226,290

[1]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 10.0%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
Ser. A:
5.00%, 01/01/2021	$5,000,000	$5,425,950
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,412,100
6.50%, 01/01/2018	3,750,000	4,485,487
7.50%, 01/01/2010, (Gtd. by Radian Asset Assurance, Inc & Insd. by FSA)	1,845,000	2,210,273
Ser. B:
6.00%, 01/01/2022	5,415,000	6,228,387
7.00%, 01/01/2008	1,000,000	1,121,740
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,360,534
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,486,086
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,167,142
North Carolina Muni. Pwr. Agcy. RB:
Catawba Nuclear Pwr. Proj.:
0.00%,01/01/2009, (Insd. by MBIA) ¤	8,825,000	7,745,085
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,485,900
Ser. B, 6.375%, 01/01/2013	5,000,000	5,594,550

		64,723,234

GENERAL OBLIGATION - LOCAL 22.4%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,477,506
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	905,142
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	847,046
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,083,354
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,642,770
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,383,057
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,388,376
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,489,446
Cary, NC GO, 5.00%, 03/01/2014	1,000,000	1,083,730
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,432,516
5.50%, 08/01/2017	10,390,000	11,498,717
5.50%, 08/01/2018	5,800,000	6,405,520
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	8,272,223
5.25%, 02/01/2021	6,790,000	7,337,478
5.40%, 06/01/2012	3,000,000	3,109,170
5.50%, 06/01/2014	1,000,000	1,123,170
5.50%, 06/01/2015	1,600,000	1,788,160
5.60%, 06/01/2025	4,490,000	4,980,308
Durham, NC COP:
5.00%, 05/01/2005	2,130,000	2,156,007
5.00%, 05/01/2007	1,000,000	1,060,180
5.00%, 04/01/2011	1,640,000	1,790,814
5.00%, 05/01/2014	1,500,000	1,609,050
5.25%, 04/01/2013	1,270,000	1,391,895
5.25%, 04/01/2015	1,020,000	1,101,590
5.80%, 02/01/2010	2,400,000	2,463,360
5.80%, 02/01/2011	2,400,000	2,463,360
5.80%, 02/01/2012	2,000,000	2,052,800
Eden Cnty., NC GO:
5.75%, 06/01/2005, (Insd. by FSA)	835,000	850,172
5.75%, 06/01/2006, (Insd. by FSA)	825,000	865,590
5.75%, 06/01/2007, (Insd. by FSA)	815,000	875,856
[2]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	$2,115,000	$2,234,603
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,174,160
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,167,400
5.50%, 03/01/2014, (Insd. by FGIC)	1,475,000	1,672,060
Greensboro, NC Enterprise Sys. GO, Ser. A:
5.00%, 06/01/2016	1,065,000	1,135,077
5.30%, 06/01/2015	1,000,000	1,033,500
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,783,824
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,607,514
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,081,370
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,205,145
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,847,854
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,905,038
Mecklenburg Cnty., NC GO, Ser. B, 4.80%, 03/01/2009	4,405,000	4,611,594
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,715,520
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,256,016
New Hanover Cnty., NC COP, New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,279,666
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,342,013
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,420,844
5.25%, 12/01/2017, (Insd. by AMBAC)	2,000,000	2,166,960
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,770,298
New Hanover Cnty., NC GO, Pub. Impt., 5.75%, 11/01/2013	3,000,000	3,455,550
Orange Cnty., NC GO:
5.25%, 02/01/2013	2,545,000	2,830,854
5.30%, 04/01/2015	1,115,000	1,225,764
Orchard View, MI Sch. Dist. GO, 5.00%, 05/01/2029	5,320,000	5,373,200
Wake Cnty., NC GO:
4.60%, 03/01/2012	5,460,000	5,729,233
Ser. B, 5.25%, 02/01/2017	1,000,000	1,088,520
Winston-Salem, NC COP:
Ser. A:
5.00%, 06/01/2013	1,050,000	1,136,720
5.00%, 06/01/2015	1,250,000	1,335,800
Ser. C, 5.25%, 06/01/2015	1,980,000	2,146,419

		145,660,879

GENERAL OBLIGATION - STATE 7.6%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,903,006
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,665,194
North Carolina GO:
Hwy., 5.00%, 05/01/2014	12,355,000	13,551,458
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,237,160
Ser. A:
4.75%, 04/01/2014	11,035,000	11,689,817
5.10%, 03/01/2008	1,000,000	1,065,770
Pub. Impt., 5.25%, 03/01/2015	10,000,000	11,138,200

		49,250,605

HOSPITAL 11.8%
Charlotte-Mecklenberg Hosp. Auth., NC RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,052,870
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,423,590
5.25%, 10/01/2011	900,000	969,579
[3]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	$5,000,000	$5,365,000
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,121,768
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	157,228
5.50%, 09/01/2011	400,000	425,268
5.60%, 09/01/2012	550,000	586,333
5.80%, 09/01/2014	875,000	933,187
5.90%, 09/01/2015	825,000	880,836
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of MD Med. Ctr., 5.75%, 07/01/2021	5,000,000	5,329,150
North Carolina Med. Care Commission Hlth. Sys. RB, Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,133,009
5.25%, 10/01/2014	1,575,000	1,704,355
North Carolina Med. Care Commission Hosp. RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,141,360
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,786,827
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,100,420
5.50%, 02/15/2015	1,000,000	1,051,580
5.50%, 02/15/2019	1,000,000	1,043,310
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,957,154
6.50%, 10/01/2005	1,110,000	1,148,817
6.50%, 10/01/2006	1,180,000	1,261,715
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Asset Assurance, Inc.)	1,355,000	1,485,717
5.50%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,590,000	1,716,802
5.50%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	685,000	736,512
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,425,921
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,562,856
Stanley Mem. Hosp. Proj.:
5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,339,600
6.50%, 10/01/2013	2,585,000	2,872,349
Transylvania Cmnty. Hosp., Inc.:
5.00%, 10/01/2005	175,000	177,072
5.05%, 10/01/2006	185,000	189,236
5.15%, 10/01/2007	190,000	195,871
5.50%, 10/01/2012	1,130,000	1,151,108
5.75%, 10/01/2019	1,090,000	1,095,831
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,623,134
North Carolina Med. Care Commission RB:
Cypress Glen, Ser. C:
3.80%, 10/01/2007	2,400,000	2,405,184
4.65%, 10/01/2034	2,000,000	2,011,880
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,384,224
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,198,934
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,234,905
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,489,469
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,526,927
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,564,695
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,322,738
5.30%, 12/01/2009	3,000,000	3,189,360

		76,473,681

[4]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.4%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$725,000	$754,362
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,250,000	1,251,712
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,310,000
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	1,360,000	1,360,082
Ser. 8-A:
5.95%, 01/01/2027	1,795,000	1,881,699
6.00%, 07/01/2011	845,000	887,520
6.10%, 07/01/2013	980,000	1,024,708
Ser. 9-A:
5.60%, 07/01/2016	3,080,000	3,229,503
5.80%, 01/01/2020	4,980,000	5,201,212
5.875%, 07/01/2031	5,700,000	5,867,181
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,617,978
North Carolina HFA SFHRB:
Ser. W, 6.20%, 09/01/2009	185,000	185,884
Ser. EE, 5.90%, 09/01/2013	580,000	602,463
Ser. JJ, 6.15%, 03/01/2011	1,890,000	1,959,212
Raleigh, NC HFA MHRB, Cedar Point Proj., Ser. C, 7.00%, 01/01/2030 •N	3,545,000	359,818

		28,493,334

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,092,250
6.15%, 04/01/2021	1,750,000	1,809,535
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,747,475
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,566,705
6.25%, 09/01/2025	2,750,000	2,830,217
Ser. A, 5.75%, 12/01/2025	2,150,000	2,163,867
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	11,475,000	11,756,023
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,053,720
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,671,865

		35,691,657

LEASE 3.6%
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,217,357
5.25%, 02/01/2017	2,040,000	2,206,505
5.25%, 02/01/2018	2,040,000	2,198,794
Charlotte, NC COP, Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,643,000
Durham, NC COP, New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,286,800
Ser. B, 5.25%, 12/01/2011	1,485,000	1,653,740
Harnett Cnty., NC COP:
5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,042,906
6.20%, 12/01/2009, (Insd. by AMBAC)	2,900,000	2,958,348
6.40%, 12/01/2014, (Insd. by AMBAC)	1,000,000	1,020,120
North Carolina Infrastructure Fin. Corp. Lease Purchase RB, NC Facs. Proj., 5.00%, 11/01/2021	3,000,000	3,160,590
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,364,165

		23,752,325

[5]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.7%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth.,
5.625%, 06/01/2020	$2,030,000	$2,228,311
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,180,905

		4,409,216

PRE-REFUNDED 2.2%
Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A, 6.40%, 12/01/2024, (Insd. by AMBAC)	2,390,000	2,438,087
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj., 5.50%, 01/01/2013	10,500,000	11,872,770

		14,310,857

PUBLIC FACILITIES 2.8%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,073,183
Ser. D:
5.50%, 06/01/2020	1,090,000	1,197,191
5.50%, 06/01/2025	3,000,000	3,231,180
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,131,260
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,183,543
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,091,710
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,373,550

		18,281,617

RESOURCE RECOVERY 0.8%
Pennsylvania EDFA RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	5,000,000	5,118,300

SALES TAX 2.4%
New York Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/2025, (Insd. by MBIA)	15,000,000	15,531,300

SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,287,500

TOBACCO REVENUE 0.9%
New York Tobacco Settlement Fin. Corp. RB, RITES A-PA-1158, ARB, 5.25%, 06/01/2007 +	5,000,000	5,695,100

TRANSPORTATION 0.9%
Puerto Rico Hwy. & Trans. Auth. Hwy. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,129,515
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,416

		6,134,931

UTILITY 2.7%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,522,226
Greensboro, NC Enterprise Sys. RB, Ser. A:
5.375%, 06/01/2019	6,650,000	6,872,509
6.50%, 06/01/2006	1,465,000	1,526,061
Winston-Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	2,745,000	2,922,931
4.875%, 06/01/2014	3,350,000	3,504,067

		17,347,794

WATER & SEWER 1.6%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,581,456
Charlotte, NC Storm Wtr. RRB, 5.25%, 06/01/2016	1,525,000	1,662,982
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	1,340,000	1,447,937
5.125%, 06/01/2013	2,000,000	2,179,320
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,433,346

		10,305,041

Total Municipal Obligations (cost $565,177,806)		590,746,361

[6]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $51,397,970)	51,397,970	$51,397,970

Total Investments (cost $616,575,776) 98.8%		642,144,331
Other Assets and Liabilities 1.2%		7,680,476

Net Assets 100.0%		$649,824,807

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARB	Adjustable Rate Bond
COP	Certificates of Participation
EDFA	Economic Development Financing Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
¤
Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at November 30, 2004.

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

North Carolina	85.9%
New York	3.6%
Puerto Rico	2.4%
South Carolina	2.1%
Michigan	0.9%
Florida	0.9%
Maryland	0.9%
U.S. Virgin Islands	0.9%
Pennsylvania	0.9%
Texas	0.6%
Oregon	0.5%
California	0.4%

100.0%

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $616,577,329. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,440,349 and $4,873,347, respectively, with a net unrealized appreciation of $25,567,002.

[7]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
AIRPORT 1.3%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$319,767
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,409,200

		4,728,967

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	777,907

CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A,
6.90%, 07/01/2019	930,000	907,429

EDUCATION 13.3%
Citadel Military College, SC RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,309,690
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	607,575
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,137,191
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,046,220
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	760,000	780,452
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow:
5.25%, 12/01/2021	1,000,000	1,046,720
5.875%, 12/01/2015	1,000,000	1,120,740
5.875%, 12/01/2016	9,000,000	10,047,690
5.875%, 12/01/2017	2,000,000	2,229,940
5.875%, 12/01/2018	1,000,000	1,112,090
6.00%, 12/01/2020	5,000,000	5,598,750
6.00%, 12/01/2021	1,000,000	1,116,160
Lancaster Edl. Assistance Program, Inc., SC RB, Sch. Dist. Lancaster Cnty. Proj.,
5.00%, 12/01/2026	6,000,000	5,843,820
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,349,972
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,444,420
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,436,760
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,570,450
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,094,495
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,659,005
Ser. A:
5.50%, 06/01/2014	575,000	635,898
5.50%, 06/01/2015	605,000	663,183

		48,851,221

ELECTRIC REVENUE 6.4%
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,803,225
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,232,620
[1]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RRB:
Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	$1,000,000	$1,074,380
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,592,215
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,781,765
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,604,128
Ser. B:
5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,055,190
5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	3,957,828
6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,306,375

		23,407,726

GENERAL OBLIGATION - LOCAL 21.1%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,366,368
6.00%, 03/01/2016	1,325,000	1,495,686
Barnwell Cnty., SC Sch. Dist. No. 45 GO, 5.40%, 02/01/2009, (Insd. by AMBAC)	850,000	871,598
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,397,929
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,075,200
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,254,204
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,706,784
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Department of Education)	2,200,000	2,413,114
5.375%, 04/01/2015, (Insd. by South Carolina State Department of Education)	3,010,000	3,279,335
5.375%, 04/01/2016, (Insd. by South Carolina State Department of Education)	4,500,000	4,900,365
5.375%, 04/01/2017, (Insd. by South Carolina State Department of Education)	5,000,000	5,434,700
5.375%, 04/01/2018, (Insd. by South Carolina State Department of Education)	3,705,000	4,027,113
5.375%, 04/01/2019, (Insd. by South Carolina State Department of Education)	2,500,000	2,717,350
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,757,411
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,219,801
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,720,308
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,360,346
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,310,587
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,254,220
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,096,983
5.40%, 04/01/2021	1,120,000	1,256,427
5.50%, 04/01/2025	2,700,000	3,042,063
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,241,049
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,103,470
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	1,025,000	1,127,090
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,041,630
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,203,949
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,136,194
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	286,654
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Department of Education)	1,665,000	1,797,800
5.75%, 03/01/2014, (Insd. by FSA)	500,000	566,925
Platte Cnty., MO Sch. Dist. RRB & Impt. GO, 5.375%, 03/01/2017	2,000,000	2,177,960
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,156,390
[2]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	$975,000	$1,025,369
5.75%, 03/01/2016	1,000,000	1,110,590
5.75%, 03/01/2017	2,160,000	2,394,490
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,089,650
5.375%, 04/01/2020	1,005,000	1,091,571
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,103,870

		77,612,543

GENERAL OBLIGATION - STATE 0.9%
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,397,830

HOSPITAL 12.7%
Coffee Cnty., GA Hosp. Auth. RB, Coffee Regl. Med. Ctr., Inc. Proj., 5.25%, 12/01/2022	1,000,000	1,021,690
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	2,000,000	2,077,140
5.75%, 05/01/2014	1,000,000	1,057,800
Ser. B, 5.60%, 05/01/2010	1,115,000	1,177,172
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,365,858
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	613,852
6.00%, 04/01/2014	500,000	551,460
6.00%, 04/01/2015	1,000,000	1,097,220
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,166,753
5.50%, 05/01/2032	4,250,000	4,400,450
6.00%, 11/01/2018	6,650,000	7,355,299
Loris, SC Cmnty. Hosp. RB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,006,620
Ser. B, 5.625%, 01/01/2020	1,000,000	1,004,290
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	6,890,195
6.375%, 08/15/2027	1,500,000	1,587,585
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,571,505
5.50%, 02/01/2011, (Insd. by FSA)	265,000	292,049
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,158,276
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,799,952
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2016	200,000	205,710
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,672,617
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,090,960
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,133,946
5.50%, 04/15/2017, (Insd. by FSA)	500,000	543,145

		46,841,544

[3]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.8%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	$85,000	$85,217
South Carolina Hsg. Auth. RB, Homeownership Mtge. Purchase, Ser. A, 6.15%, 07/01/2008	1,200,000	1,226,472
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	615,000	624,877
6.15%, 07/01/2025, (Insd. by FHA)	595,000	599,373
Runaway Bay Apts. Proj. 6.125%, 12/01/2015	300,000	310,797
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	335,000	344,313
6.35%, 07/01/2025, (Insd. by FHA)	290,000	292,189
6.55%, 07/01/2015	45,000	46,249
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,930,000	1,993,188
South Carolina Hsg. Fin. & Dev. Auth. SFHRB, 5.50%, 07/01/2025	1,000,000	1,032,740

		6,555,415

INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	3,000,000	3,139,500
Berkeley Cnty., SC PCRB, SC Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,100,840
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,000,000	3,108,030
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.90%, 10/01/2032	8,000,000	8,000,000
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	787,433
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Co. Proj., Ser. A,
2.35%, 09/01/2030	5,000,000	4,906,500
South Carolina Jobs EDA IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank)	220,000	220,466
5.70%, 07/01/2009, (LOC: Keybank)	200,000	200,316
5.80%, 07/01/2010, (LOC: Keybank)	190,000	190,270
5.90%, 07/01/2011, (LOC: Keybank)	230,000	230,306
6.25%, 07/01/2017, (LOC: Keybank)	400,000	400,400

		23,284,061

POWER 0.4%
Piedmont, SC Muni. Pwr. Agcy. RRB, 6.25%, 01/01/2009	1,150,000	1,301,202

PRE-REFUNDED 3.3%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	494,396
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	2,000,000	2,277,320
6.00%, 02/01/2015	1,960,000	2,231,774
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	200,000	208,290
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	400,000	426,408
Lexington, SC Wtr. & Swr. RB, 5.50%, 04/01/2029	2,000,000	2,165,360
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	789,513
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,876,314
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	631,635
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	350,917
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	675,000	694,784

		12,146,711

PUBLIC FACILITIES 4.1%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	5,500,000	5,633,155
6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,967,594
Hilton Head Islands, SC Pub. Facs. Corp. COP, 5.40%, 03/01/2009, (Insd. by AMBAC)	1,000,000	1,028,080
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,177,140
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2019, (Insd. by FSA)	2,000,000	2,179,560

		14,985,529

[4]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.3%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	$3,000,000	$3,230,670
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,625,655

		4,856,325

SPECIAL TAX 0.7%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,104,690
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,555,725

		2,660,415

STUDENT LOAN 0.3%
South Carolina Edl. Assistance Auth. RB:
Gtd. Student Loan Sub. Lien, Ser. B, 5.70%, 09/01/2005	1,000,000	1,019,120
Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	250,000	256,925

		1,276,045

TOBACCO REVENUE 2.4%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	9,165,000	8,989,949

TRANSPORTATION 6.4%
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	10,000,000	10,831,300
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,111,905
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,079,550
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,471,400
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,124,710
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,797,382

		23,416,247

UTILITY 2.8%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,072,950
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,194,638
Hilton Head, SC Pub. Service Dist. No. 1 RB, 5.50%, 08/01/2015, (Insd. by MBIA)	2,000,000	2,079,540
Hilton Head, SC Pub. Service Dist. No. 1 RRB, 5.50%, 08/01/2020, (Insd. by MBIA)	4,000,000	4,170,720
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,839,666

		10,357,514

WATER & SEWER 12.2%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,795,134
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,886,043
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	1,500,000	1,627,140
5.125%, 01/01/2010	3,700,000	4,055,422
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	500,000	551,990
5.70%, 02/01/2010	3,970,000	4,463,590
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	838,650
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,612,448
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,743,357
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,269,497
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,189,512
Greenville, SC Wtrwrks. RB, 5.50%, 02/01/2022	2,000,000	2,142,100
Lexington, SC Wtr. & Swr. RB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	557,940
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,098,118
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,454,475
[5]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	$1,250,000	$1,327,162
Western Carolina Regl. Swr. Auth. SC RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,322,234
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	1,992,005

		44,926,817

Total Municipal Obligations (cost $339,973,274)		361,281,397

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,132,114)	3,132,114	3,132,114

Total Investments (cost $343,105,388) 98.9%		364,413,511
Other Assets and Liabilities 1.1%		4,049,533

Net Assets 100.0%		$368,463,044

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

South Carolina	85.8%
Puerto Rico	4.9%
Georgia	2.7%
Virginia	2.0%
District of Columbia	1.2%
Pennsylvania	0.9%
Texas	0.9%
U,S. Virgin Islands	0.8%
Missouri	0.6%
Maryland	0.2%

100.0%

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $343,300,833. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,198,751 and $86,073, respectively, with a net unrealized appreciation of $21,112,678.

[6]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.1%
AIRPORT 3.6%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.125%, 12/01/2013	$250,000	$259,832
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.50%, 10/01/2012	750,000	822,353
5.75%, 10/01/2017	1,860,000	2,050,278
5.75%, 10/01/2018	6,680,000	7,351,340

		10,483,803

COMMUNITY DEVELOPMENT DISTRICT 1.1%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. RB, Wallens Ridge Dev. Proj.,
5.50%, 09/01/2015	1,700,000	1,777,350
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	820,000	840,910
6.625%, 07/01/2025	500,000	518,605

		3,136,865

CONTINUING CARE RETIREMENT COMMUNITY 2.8%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	100,000	102,698
6.625%, 07/01/2021	185,000	189,778
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Nursing Home Proj., 5.875%,
12/01/2021, (Insd. by GNMA)	500,000	524,735
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A,
6.90%, 07/01/2019	935,000	912,308
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B,
5.00%, 08/01/2028	5,000,000	5,035,150
Virginia Beach, VA Dev. Auth. Hlth. Care Facs. RB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,321,725

		8,086,394

EDUCATION 12.5%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner Tomorrow,
6.00%, 12/01/2020	750,000	839,812
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,853,302
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,137,520
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	530,770
5.00%, 08/01/2015	500,000	530,070
5.25%, 02/01/2017	3,920,000	4,250,378
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	247,639
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,774,744
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,601,730
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A:
5.00%, 08/01/2013	1,250,000	1,354,762
5.125%, 08/01/2011	1,370,000	1,509,781
5.50%, 08/01/2015	1,500,000	1,664,490
5.50%, 08/01/2016	500,000	544,705
Ser. B:
5.125%, 08/01/2014	6,345,000	6,767,577
5.50%, 08/01/2011	1,405,000	1,576,340
Ser. I:
5.00%, 08/01/2012	2,000,000	2,140,920
5.10%, 08/01/2013	4,650,000	4,992,519
Virginia Pub. Sch. Auth. RRB, Sch. Fin., Ser. I, 5.125%, 08/01/2016	300,000	319,872

		36,636,931

[1]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL 20.2%
Arlington Cnty., VA GO, 5.25%, 06/01/2014	$1,000,000	$1,100,610
Bristol, VA GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,820,294
Chesapeake, VA GO, 5.375%, 05/01/2010	3,000,000	3,190,620
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,917,209
5.75%, 01/15/2017	1,000,000	1,127,770
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,880,391
Fairfax Cnty., VA GO, Ser. A:
4.50%, 06/01/2010	650,000	684,567
5.00%, 06/01/2012	1,000,000	1,060,630
5.125%, 06/01/2014	1,170,000	1,273,264
5.25%, 06/01/2018	2,110,000	2,297,874
Hampton, VA GO:
5.75%, 02/01/2013	1,360,000	1,556,384
5.75%, 02/01/2016	1,960,000	2,243,024
6.00%, 01/15/2008	500,000	512,490
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,785,272
James City Cnty., VA GO, Refunding Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	1,000,000	1,051,710
King George Cnty., VA IDA Lease GO, Sch. Proj., 6.40%, 08/01/2016	700,000	728,637
Loudoun Cnty., VA GO, Ser. C:
5.20%, 12/01/2013	1,715,000	1,888,884
5.25%, 12/01/2014	1,000,000	1,104,540
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	826,245
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,077,510
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,114,387
Ser. A, 5.625%, 05/01/2015	500,000	570,800
Norfolk, VA GO:
5.00%, 07/01/2010, (Insd. by FGIC)	1,000,000	1,081,950
5.25%, 06/01/2011	3,000,000	3,163,410
5.70%, 06/01/2008, (Insd. by MBIA)	2,000,000	2,056,900
Capital Impt., 5.375%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,082,720
Portsmouth, VA GO, Refunding Pub. Impt., Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	1,500,000	1,638,785
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,240,460
5.50%, 01/15/2017, (Insd. by FSA)	500,000	553,215
Roanoke, VA GO:
6.00%, 10/01/2013	1,730,000	1,998,686
6.00%, 10/01/2014	1,835,000	2,119,994
6.00%, 10/01/2015	1,950,000	2,252,854
6.00%, 10/01/2016	2,070,000	2,391,492
Stafford Cnty., VA GO, 5.50%, 01/01/2017	1,100,000	1,216,798
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,707,903
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	267,692
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	805,208
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,745,305
GENERAL OBLIGATION - STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,436,964

		60,573,448

[2]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.5%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$2,655,000	$2,771,661
5.50%, 07/01/2011	1,410,000	1,560,574
5.50%, 07/01/2015	480,000	518,347
5.50%, 07/01/2017	1,425,000	1,526,118
5.50%, 07/01/2018	1,000,000	1,060,930
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	396,570
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	2,360,000	2,664,086
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,113,800
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,587,585
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	529,240
6.85%, 10/01/2025	1,000,000	1,059,300
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,737,894
5.50%, 07/01/2018	3,670,000	3,974,573
Virginia Beach, VA IDA RB, Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	527,115
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	750,000	781,567

		24,809,360

HOUSING 5.6%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	305,000	310,627
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj. 6.05%, 11/01/2032, (Insd. by FNMA)	1,940,000	2,052,055
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,028,800
Ser. B, 6.50%, 07/01/2024	1,600,000	1,544,992
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	522,235
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017,
(LOC: PNC Bank & Insd. by FSA)	500,000	521,290
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Insd. by FNMA)	640,000	664,902
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,026,120
Ser. C, 7.00%, 07/01/2029	2,420,000	2,297,282
Virginia Hsg. Dev. Auth. MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	949,749
Ser. H:
5.55%, 05/01/2015	1,000,000	1,046,760
6.00%, 05/01/2010	500,000	513,780
6.10%, 11/01/2011	1,000,000	1,027,160
6.35%, 11/01/2011	300,000	306,132
Ser. I, 5.45%, 05/01/2018	500,000	525,945
Ser. K, 5.90%, 05/01/2011	400,000	414,900
Ser. O, 6.05%, 11/01/2017	500,000	521,585

		16,274,314

INDUSTRIAL DEVELOPMENT REVENUE 8.8%
Dinwiddie Cnty. VA IDRRB, Ser. B:
5.00%, 02/15/2030	3,000,000	3,041,790
5.25%, 02/15/2018	1,260,000	1,370,124
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,295,000	6,418,130
Front Royal and Warren Cnty., VA IDA RB, Ser. B, 5.00%, 04/01/2029, (Insd. By FSA)	2,500,000	2,529,600
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj.,
6.55%, 04/01/2024	2,535,000	2,593,457
[3]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A, 2.30%, 03/01/2031	$4,000,000	$3,924,240
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,497,980
Virginia Resources Auth. Infrastructure RB, Ser. B, 5.00%, 11/01/2026	2,185,000	2,250,397
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,059,010

		25,684,728

LEASE 5.2%
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,140,600
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,375,853
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,147,318
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	250,000	260,935
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,064,470
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	700,000	736,911
Montgomery Cnty., VA IDRB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,104,530
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,234,072
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,145,867
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA)	500,000	515,130
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,557,202

		15,282,888

MISCELLANEOUS REVENUE 0.6%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	566,305
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A, 6.00%, 08/01/2011	1,000,000	1,134,370

		1,700,675

PORT AUTHORITY 1.1%
Virginia Port Auth. Cmnwlth. Port Fund RB, 5.50%, 07/01/2018	3,000,000	3,262,680

PRE-REFUNDED 0.8%
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,173,590
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,087,770

		2,261,360

PUBLIC FACILITIES 9.1%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens Ridge Dev. Proj.,
6.00%, 09/01/2007	3,675,000	3,855,883
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,084,780
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,406,834
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%, 02/01/2014	500,000	519,060
Richmond, VA Pub. Util. RRB, 5.00%, 01/15/2027, (Insd. by FSA)	2,830,000	2,910,966
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,677,985
Virginia Biotechnology Research Park Auth. Lease RB, Consolidated Laboratories Proj.,
5.125%, 09/01/2016	1,235,000	1,330,515
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.00%, 08/01/2009	3,000,000	3,241,410
5.50%, 08/01/2013	3,335,000	3,695,914
5.50%, 08/01/2015	2,000,000	2,202,900
5.50%, 08/01/2016	2,000,000	2,160,220
6.00%, 08/01/2009	1,000,000	1,133,490
Ser. B, 5.50%, 08/01/2014	515,000	567,618

		26,787,575

[4]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 2.7%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc. Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	$3,810,000	$4,052,316
Heard Cnty., GA Dev. Auth. PCRB, 1.85%, 09/01/20299(1)	4,000,000	4,000,000

		8,052,316

SPECIAL TAX 1.4%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,055,540
5.50%, 10/01/2018	2,000,000	2,074,300
5.50%, 10/01/2022	1,000,000	1,026,870

		4,156,710

TOBACCO REVENUE 2.0%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	2,000,000	1,961,800
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	4,060,000	3,981,561

		5,943,361

TRANSPORTATION 3.8%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.875%, 07/01/2010, (Insd. by FGIC)	2,890,000	3,012,189
Peninsula, VA Port Auth. RB, Port Facs. CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,217,720
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,125,190
Northern VA Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,902,912
U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	1,000,000	1,118,120
Virginia Port Auth. RB, 5.90%, 07/01/2016	750,000	788,108
Washington, DC, Metro. Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,090,510

		11,254,749

WATER & SEWER 7.8%
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	398,334
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.375%, 11/01/2007	130,000	130,469
Fairfax Cnty., VA Swr. RB, 5.625%, 07/15/2011	2,605,000	2,796,650
Fairfax Cnty., VA Wtr. Auth. RB:
5.625%, 04/01/2017	1,640,000	1,832,881
6.00%, 04/01/2022	1,265,000	1,384,429
6.125%, 04/01/2016	1,545,000	1,785,433
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	285,000	291,549
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	1,735,000	1,939,747
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	737,282
5.50%, 10/01/2015	2,250,000	2,508,188
5.75%, 10/01/2019	180,000	202,212
5.875%, 10/01/2014	1,250,000	1,414,925
6.00%, 10/01/2016	3,965,000	4,513,082
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,369,567
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,417,408

		22,722,156

Total Municipal Obligations (cost $271,562,952)		287,110,313

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund(2) (cost $1,955,012)	1,955,012	1,955,012

Total Investments (cost $273,517,964) 98.8%		289,065,325
Other Assets and Liabilities 1.2%		3,473,292

Net Assets 100.0%		$292,538,617

[5]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
(1)
Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.
(2)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $273,550,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,858,154 and $343,703, respectively, with a net unrealized appreciation of $15,514,451.

The following table shows the percent of total long-term investments by geographic location as of November 30, 2004:

Virginia	88.3%
District of Columbia	5.4%
Georgia	1.8%
South Carolina	1.6%
U.S. Virgin Islands	1.5%
Puerto Rico	0.8%
Maryland	0.6%

100.0%

[6]

Item 2 - Controls and Procedures

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: January 28, 2005